WARRANTS (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Weighted average grant-date fair value of warrants			$ 2,023,796	$ 423
Weighted average grant-date fair value of warrants (in dollars per share)	$ 0.16
Fair value of warrants granted and vested	5,131,613	25,565	9,931,016	25,565
Debt discount accreted	375,239	16,351	107,621	16,351
Derivative Liability	3,534,887
Fair value of derivative liabilities- warrants	5,512,114
Fair value of warrants previously classified in equity	788,660
Gain on derivative liability	$ 1,977,227